Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Aggregate amount of time deposits in denominations of $100,000	$ 44,200,000,000	$ 35,300,000,000
Time deposits mature in 2012	44,600,000,000
Time deposits mature in 2013	3,000,000
Time deposits mature in 2014	20,000,000
Time deposits mature in 2015	3,000,000
Time deposits mature in 2016
Time deposits mature in 2017 and thereafter	$ 4,000,000